Stock-Based Compensation (Details 4) - Restricted Stock Awards - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of Shares
Unvested, December 31, 2017	900,000	0
Granted	0	2,500,000
Released	(450,000)	(1,600,000)
Unvested, December 31, 2018	450,000	900,000
Weighted Average Grant Date Fair Value
Unvested, December 31, 2017	$ 0.19	$ 0.00
Granted	0	0.19
Released	0.19	0.19
Unvested, December 31, 2018	$ 0.19	$ 0.19
Omnibus Incentive Plan 2014
Number of Shares
Unvested, December 31, 2017	643,501	1,050,000
Granted		643,501
Released		(1,050,000)
Unvested, December 31, 2018		643,501
Weighted Average Grant Date Fair Value
Unvested, December 31, 2017	$ 0.26	$ 0.75
Granted		0.26
Released		0.75
Unvested, December 31, 2018		$ 0.26